UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21311

PIMCO High Income Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, NY			10105
(Address of principal executive offices)			(Zip code)

Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, NY 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	March 31, 2009

Date of reporting period:	September 30, 2008

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORT TO SHAREHOLDERS

Contents

Letter to Shareholders	1

Fund Insights/Performance & Statistics	2

Schedule of Investments	3-13

Statement of Assets and Liabilities	14

Statement of Operations	15

Statement of Changes in Net Assets	16

Notes to Financial Statements	17-26

Financial Highlights	27

Matters Relating to the Trustees’ Consideration of the Investment Management & Portfolio Management Agreements	28-29

Board of Trustees Information/Subsequent Events/Proxy Voting Policies & Procedures	30

PIMCO High Income Fund Letter to Shareholders

November 25, 2008

Dear Shareholder:

We are pleased to provide you with the semi-annual report of the PIMCO High Income Fund (the “Fund”) for the six-month period ended September 30, 2008.

The U.S. bond market weakened during the reporting period as sub-prime mortgage exposure led to instability among banking institutions and tight credit throughout the economy. In this environment, investors shunned all but the safest of U.S. government securities. Higher-income U.S. bonds underperformed the broad bond market. The Merrill Lynch U.S. High Yield Index returned (7.36)% during the period, compared with the Lehman Brothers Aggregate Bond Index return of (1.50)%.

On November 19, 2008 and November 25, 2008, the Fund’s Board of Trustees approved the redemption at par of a portion of the Fund’s Auction Rate Preferred Shares (“ARPS”) beginning December 8, 2008 and December 15, 2008, respectively. The decision to partially redeem the Fund’s ARPS was made due in part to the current market environment of unparalleled liquidity constraints and resulting market imbalances. The press release that includes further information on the Fund’s planned partial redemption is available at www.allianzinvestors.com/closedendfunds.

For performance and specific information on the Fund please refer to the following pages. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Fund’s shareholder servicing agent at (800) 331-1710. In addition, a wide range of information and resources is available on our Web site, www.allianzinvestors.com/closedendfunds.

Together with Allianz Global Investors Fund Management LLC, the Fund’s investment manager, and Pacific Investment Management Company LLC, the Fund’s sub-adviser, we thank you for investing with us.

We remain dedicated to serving your financial needs.

Sincerely,

Hans W. Kertess	Brian S. Shlissel
Chairman	President & Chief Executive Officer

9.30.08 | PIMCO High Income Fund Semi-Annual Report	1

PIMCO High Income Fund Fund Insights/Performance & Statistics

September 30, 2008 (unaudited)

•	For the six-month period ended September 30, 2008, the Fund had a net asset value (“NAV”) return of (19.78%) and a market price return of (22.13%).
•	An emphasis on high-grade holdings within the finance sector was a significant detriment to relative performance, as the sector came under heavy pressure during the six-month period.
•	Security selection in the energy sector weighed on performance relative to the index, as gas distribution companies underperformed the broader index.
•	Minimal weighting to the building products sector hurt returns as the sector significantly outpaced the overall high-yield market.
•	A relatively small weighting to the gaming sector was a strong positive contributor to relative performance, as the industry category underperformed significantly.
•	A focus on the healthcare sector, which remained relatively resilient throughout the volatile period, was a noteworthy positive for Fund performance.
•	Security selection within consumer cyclicals, where auto parts and equipment outperformed the broader sector, added to returns.
•	An undersized weight to double B-rated bonds relative to single B-rated issues affected performance as higher quality significantly outperformed during the six-month period.

Total Return(1):	Market Price	Net Asset Value (“NAV”)
Six months	(22.13)%	(19.78)%
1 year	(27.43)%	(27.00)%
5 year	3.51%	2.00%
Commencement of Operations (4/30/03) to 9/30/08	2.54%	3.03%

Market Price/NAV Performance:	Market Price/NAV:
Commencement of Operations (4/30/03) to 9/30/08	Market Price	$8.54
NAV	NAV	$8.46
Market Price	Premium to NAV	0.95%
	Market Price Yield(2)	16.42%
	Moody’s Ratings (as a % of total investments)

(1) Past performance is no guarantee of future results. Returns are calculated by determining the percentage change in net asset value or market share price (as applicable) in the period covered. The calculation assumes that all of the Fund’s income dividends and capital gain distributions have been reinvested. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.

The Fund’s performance at market price will differ from its results at NAV. Although market price returns typically reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about the Fund, market conditions, supply and demand for the Fund’s shares, or changes in Fund distributions.

An investment in the Fund involves risk, including the loss of principal. Investment return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is equal to total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current monthly per share dividend (comprised of net investment income) to common shareholders by the market price per common share at September 30, 2008.

2	PIMCO High Income Fund Semi-Annual Report | 9.30.08

PIMCO High Income Fund Schedule of Investments

September 30, 2008 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
CORPORATE BONDS & NOTES – 84.5%

Airlines – 1.1%
$8,760	American Airlines, Inc., 8.608%, 10/1/12	Ba3/BB-	$7,227,000
	Continental Airlines, Inc.,
11,244	6.92%, 4/2/13 (a) (b) (g)	NR/NR	10,245,361
3,732	7.373%, 6/15/17	Ba1/BB	2,798,880
80	United Air Lines, Inc., 6.602%, 3/1/15	Ba2/BBB	77,565
			20,348,806
Automotive – 3.9%
	Allison Transmission (a) (d),
14,500	11.00%, 11/1/15	Caa1/B-	12,687,500
2,400	11.25%, 11/1/15, PIK	Caa1/B-	1,980,000
	ArvinMeritor, Inc.,
5,300	8.125%, 9/15/15	B2/B	4,107,500
18,700	8.75%, 3/1/12	B2/B	15,801,500
1,000	Cooper-Standard Automotive, Inc., 8.375%, 12/15/14	Caa1/CCC+	635,000
	Ford Motor Co.,
5,000	7.125%, 11/15/25	Caa1/CCC	2,000,000
10,350	7.45%, 7/16/31	Caa1/CCC	4,502,250
5,900	7.50%, 8/1/26	Caa1/CCC	2,478,000
5,000	9.215%, 9/15/21	Caa1/CCC	2,400,000
	General Motors Corp.,
4,000	8.10%, 6/15/24	Caa2/B-	1,540,000
1,300	8.25%, 7/15/23	Caa2/B-	516,750
3,000	8.80%, 3/1/21	Caa2/B-	1,155,000
20,000	9.40%, 7/15/21	Caa2/B-	8,200,000
5,596	Goodyear Tire & Rubber Co., 9.00%, 7/1/15	Ba3/BB-	5,568,020
	Tenneco Automotive, Inc.,
2,000	8.125%, 11/15/15	B2/BB-	1,720,000
3,823	8.625%, 11/15/14	B3/B	3,058,400
4,284	10.25%, 7/15/13	Ba3/BB	4,423,230
			72,773,150
Building/Construction – 0.4%
11,985	Ahern Rentals, Inc., 9.25%, 8/15/13	B3/B+	6,052,425
€2,000	Grohe Holding GmbH, 8.625%, 10/1/14	B3/CCC+	2,071,859
			8,124,284
Chemicals – 1.5%
$3,808	ARCO Chemical Co., 9.80%, 2/1/20	B3/B-	2,303,840
20,925	Ineos Group Holdings PLC, 8.50%, 2/15/16 (a) (d)	B3/B-	11,404,125
15,300	Nalco Co., 8.875%, 11/15/13	B3/B	15,338,250
			29,046,215
Commercial Products – 1.3%
28,910	Hertz Corp., 8.875%, 1/1/14	B1/BB-	25,079,425
Computer Services – 2.8%
27,370	First Data Corp., 9.875%, 9/24/15 (a) (d)	B3/B	21,519,662
	SunGard Data Systems, Inc.,
19,056	9.125%, 8/15/13	Caa1/B	17,245,680
17,000	10.25%, 8/15/15	Caa1/B-	14,832,500
			53,597,842
Consumer Products – 0.7%
16,400	NPC International, Inc., 9.50%, 5/1/14	Caa1/CCC+	13,530,000

| 9.30.08 | PIMCO High Income Fund Semi-Annual Report	3

PIMCO High Income Fund Schedule of Investments

September 30, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

Containers & Packaging – 0.5%
	Berry Plastics Holding Corp.,
$1,000	7.541%, 2/15/15, FRN	B1/B+	$895,000
9,700	8.875%, 9/15/14	Caa1/CCC+	7,614,500
1,700	10.25%, 3/1/16	Caa2/CCC	1,130,500
			9,640,000
Electronics – 1.3%
9,200	Sanmina-SCI Corp., 8.125%, 3/1/16	B3/B-	7,866,000
20,375	Sensata Technologies BV, 8.00%, 5/1/14	Caa1/B-	17,318,750
			25,184,750
Energy – 0.5%
9,120	Enterprise Products Operating L.P., 8.375%, 8/1/66, FRN	Ba1/BB	8,460,989
Financial Services – 18.1%
28,750	AES Ironwood LLC, 8.857%, 11/30/25	B1/B+	28,894,247
7,509	AES Red Oak LLC, 8.54%, 11/30/19	B1/BB-	7,508,531
20,125	American Express Co., 7.00%, 3/19/18	A1/A+	17,791,245
	American International Group, Inc.,
€3,500	5.112%, 4/26/11	NR/NR	2,988,958
$6,800	8.175%, 5/15/58, FRN (a) (d)	Baa1/BBB	1,089,516
34,675	8.25%, 8/15/18 (a) (d)	A3/AA-	20,172,701
	Bank of America Corp., FRN (i),
18,750	8.00%, 1/30/18	A1/A	14,860,875
10,435	8.125%, 5/15/18	A1/A	8,443,898
11,300	Barclays Bank PLC, 7.70%, 4/25/18, FRN (a) (d) (i)	Aa2/A+	9,958,532
	Bear Stearns Cos., Inc., FRN,
500	2.927%, 5/18/10	Aa2/AA-	490,038
1,050	3.029%, 1/31/11	Aa2/NR	1,026,377
5,000	Buffalo Thunder Development Authority, 9.375%, 12/15/14 (a) (d)	B2/B	2,125,000
1,300	Caelus Re Ltd., 9.061%, 6/7/11, FRN (a) (d)	NR/BB+	1,267,485
7,700	Chukchansi Economic Development Authority, 8.00%, 11/15/13 (a) (d)	B2/B+	6,198,500
37,175	Citigroup, Inc., 8.40%, 4/30/18, FRN (i)	A2/A	25,350,004
	Ford Motor Credit Co. LLC,
81,805	8.00%, 12/15/16	B1/B-	51,790,173
6,000	12.00%, 5/15/15	B1/B	4,584,504
35,270	General Motors Acceptance Corp. LLC, 8.00%, 11/1/31	B3/B-	13,309,805
5,000	Goldman Sachs Group, Inc., 6.15%, 4/1/18	Aa3/AA-	4,164,630
5,000	HBOS PLC, 6.75%, 5/21/18 (a) (d)	Aa3/A	4,196,600
	JET Equipment Trust (a) (d) (f) (g),
91	7.63%, 12/15/15	NR/NR	342
245	10.00%, 12/15/13	NR/NR	193,892
2,050	JPMorgan Chase & Co., 7.90%, 4/30/18, FRN (i)	A1/A	1,730,469
18,445	KRATON Polymers LLC, 8.125%, 1/15/14	Caa1/CCC-	10,790,325
	Lehman Brothers Holdings, Inc. (f),
10,400	2.778%, 5/25/10, FRN	B3/NR	1,352,000
500	6.625%, 1/18/12	B3/NR	65,000
4,500	7.50%, 5/11/38	Caa2/NR	22,500
3,150	MUFG Capital Finance I Ltd., 6.346%, 7/25/16, FRN (i)	A2/BBB+	2,385,999
3,705	NSG Holdings LLC, 7.75%, 12/15/25 (a) (d)	Ba2/BB	3,538,275
10,025	Nuveen Investments, Inc., 10.50%, 11/15/15 (a) (d)	B3/B-	7,769,375
2,000	Residential Reinsurance Ltd., 9.561%, 6/6/11, FRN (a) (d)	NR/BB	2,024,412
£2,347	Royal Bank of Scotland PLC, 9.644%, 4/6/11, FRN (g)	NR/NR	3,718,461

4	PIMCO High Income Fund Semi-Annual Report | 9.30.08 |

PIMCO High Income Fund Schedule of Investments

September 30, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

Financial Services (continued)
$2,500	SMFG Preferred Capital Ltd., 9.50%, 7/25/18, FRN (a) (d) (i)	A2/BBB+	$2,387,082
21,203	Universal City Development Partners Ltd., 11.75%, 4/1/10	B1/B+	20,540,406
8,030	Universal City Florida Holding Co., 8.375%, 5/1/10	B3/B-	7,789,100
	UPC Holding BV,
€1,200	7.75%, 1/15/14	B3/B-	1,369,534
€10,200	8.625%, 1/15/14	B3/B-	11,963,406
$36,100	Wachovia Corp., 7.98%, 3/15/18, FRN (i)	A3/A-	15,107,489
3,825	Wells Fargo Capital XIII, 7.70%, 3/26/13, FRN (i)	Aa2/AA-	3,338,077
19,450	Wells Fargo Capital XV, 9.75%, 9/26/13, FRN (i)	Aa2/AA-	18,884,647
			341,182,410
Food – 1.6%
5,500	American Stores Co., 8.00%, 6/1/26	B1/B+	5,173,394
1	Dole Foods Co., Inc., 8.875%, 3/15/11	Caa1/B-	687
24,925	Ingles Markets, Inc., 8.875%, 12/1/11	B2/B+	25,111,937
			30,286,018
Food Services – 0.8%
16,025	ARAMARK Corp., 8.50%, 2/1/15	B3/B	15,143,625
Healthcare & Hospitals – 8.2%
	Biomet, Inc.,
6,015	10.375%, 10/15/17, PIK	B3/B-	5,984,925
39,125	11.625%, 10/15/17	Caa1/B-	39,516,250
33,900	Community Health Systems, Inc., 8.875%, 7/15/15	B3/B	32,374,500
	HCA, Inc.,
12,631	7.19%, 11/15/15	Caa1/B-	10,146,887
6,200	7.50%, 12/15/23	Caa1/B-	4,565,308
355	7.58%, 9/15/25	Caa1/B-	262,863
2,900	8.36%, 4/15/24	Caa1/B-	2,258,636
3,994	8.75%, 9/1/10	Caa1/B-	3,954,060
21,302	9.00%, 12/15/14	Caa1/B-	19,441,036
15,350	9.25%, 11/15/16	B2/BB-	14,966,250
14,450	9.625%, 11/15/16, PIK	B2/BB-	13,763,625
8,425	United Surgical Partners International, Inc., 8.875%, 5/1/17	Caa1/CCC+	7,119,125
			154,353,465
Hotels/Gaming – 1.1%
16,179	Harrah’s Operating Co., Inc., 10.75%, 2/1/16 (a) (d)	Caa1/B+	8,332,185
8,779	Mandalay Resort Group, 9.375%, 2/15/10	B1/B+	8,120,575
	MGM Mirage, Inc.,
1,500	6.00%, 10/1/09	Ba2/BB	1,410,000
275	8.375%, 2/1/11	B1/B+	226,188
3,821	Station Casinos, Inc., 7.75%, 8/15/16	B3/B-	2,091,997
			20,180,945
Machinery – 0.1%
2,600	Chart Industries, Inc., 9.125%, 10/15/15	B3/B+	2,678,000
Manufacturing – 0.3%
5,000	Bombardier, Inc., 6.75%, 5/1/12 (a) (d)	Ba2/BB+	4,825,000
Metals & Mining – 0.4%
8,305	Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	Ba2/BBB-	8,192,642
Miscellaneous – 2.0%
39,726	Dow Jones CDX U.S. High Yield, 8.375%, 12/29/11 (a) (d) (h) (j)	B3/NR	37,987,701

| 9.30.08 | PIMCO High Income Fund Semi-Annual Report	5

PIMCO High Income Fund Schedule of Investments

September 30, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

Multi-Media – 5.0%
$5,600	Cablevision Systems Corp., 8.00%, 4/15/12	B2/B+	$5,292,000
40,500	CCO Holdings LLC, 8.75%, 11/15/13	Caa1/CCC	35,437,500
10,000	Charter Communications Holdings I LLC, 11.00%, 10/1/15	Caa3/CCC	6,650,000
6,325	Charter Communications Operating LLC, 8.375%, 4/30/14 (a) (d)	B3/B-	5,613,437
	CSC Holdings, Inc.,
4,475	7.625%, 7/15/18	B1/BB	3,915,625
4,485	7.875%, 2/15/18	B1/BB	3,969,225
4,975	8.50%, 6/15/15 (a) (d)	B1/BB	4,645,406
€6,045	Lighthouse International Co. S.A., 8.00%, 4/30/14 (a) (d)	B2/BB-	5,179,578
$7,000	Nielsen Finance LLC, 10.00%, 8/1/14	Caa1/B-	6,685,000
7,895	Rogers Cable, Inc., 8.75%, 5/1/32	Baa3/BBB-	8,898,139
4,750	Unity Media GmbH, 10.375%, 2/15/15 (a) (d)	Caa1/B-	4,536,250
4,020	Videotron Ltee, 9.125%, 4/15/18 (a) (d)	Ba2/BB-	4,080,300
			94,902,460
Oil & Gas – 6.1%
16,500	Dynegy Holdings, Inc., 8.375%, 5/1/16	B2/B	14,437,500
10,325	Dynergy-Roseton Danskammer, Inc., 7.67%, 11/8/16	Ba3/B	9,369,938
	El Paso Corp.,
26,000	7.80%, 8/1/31	Ba3/BB-	21,991,424
27,850	8.05%, 10/15/30	Ba3/BB-	24,243,592
3,000	Enbridge Energy Partners L.P., 8.05%, 10/1/37, FRN	Baa3/BB+	2,546,400
13,675	Ferrellgas L.P., 8.75%, 6/15/12	B2/B-	11,760,500
5,000	Kinder Morgan, Inc., 6.50%, 9/1/12	Ba1/BB	4,737,500
7,000	OPTI Canada, Inc., 8.25%, 12/15/14	B1/BB+	6,300,000
	SandRidge Energy, Inc. (a) (d),
7,500	8.00%, 6/1/18	B3/B-	6,487,500
12,025	8.625%, 4/1/15, PIK	B3/B-	10,822,500
15,460	SemGroup L.P., 8.75%, 11/15/15 (a) (d) (f)	NR/NR	1,623,300
1,099	Williams Cos., Inc., 7.875%, 9/1/21	Baa3/BB+	1,100,201
			115,420,355
Paper/Paper Products – 3.0%
8,750	Cascades, Inc., 7.25%, 2/15/13	Ba3/B+	6,868,750
	Georgia-Pacific LLC,
1,750	7.125%, 1/15/17 (a) (d)	Ba3/BB-	1,570,625
27,775	8.00%, 1/15/24	B2/B+	24,580,875
16,585	8.875%, 5/15/31	B2/B+	14,511,875
10,550	Verso Paper Holdings LLC, 9.125%, 8/1/14	B2/B+	9,125,750
			56,657,875
Printing/Publishing – 1.3%
1,000	Dex Media, Inc., 8.00%, 11/15/13	B2/B-	465,000
7,706	Dex Media West LLC, 9.875%, 8/15/13	B1/B+	4,796,985
1,000	Hollinger, Inc., 11.875%, 3/1/11 (a) (b) (d) (f) (g)	NR/NR	200,369
42,900	RH Donnelley Corp., 8.875%, 1/15/16	B3/B-	14,800,500
6,100	TL Acquisitions, Inc., 10.50%, 1/15/15 (a) (d)	Caa1/CCC+	4,849,500
			25,112,354
Retail – 0.2%
12,950	Bon-Ton Stores, Inc., 10.25%, 3/15/14	Caa1/CCC+	3,949,750
Semi-conductors – 0.7%
19,175	Freescale Semiconductor, Inc., 8.875%, 12/15/14	B2/B-	13,326,625

6	PIMCO High Income Fund Semi-Annual Report | 9.30.08 |

PIMCO High Income Fund Schedule of Investments

September 30, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

Telecommunications – 14.7%
$13,015	Centennial Communications Corp., 8.125%, 2/1/14	B2/B	$12,949,925
5,585	Cincinnati Bell, Inc., 8.375%, 1/15/14	B2/B-	4,886,875
24,425	Citizens Communications Co., 9.00%, 8/15/31	Ba2/BB	18,807,250
13,550	Cricket Communications, Inc., 9.375%, 11/1/14	B3/B-	12,669,250
	Hawaiian Telcom Communications, Inc.,
900	8.486%, 5/1/13, FRN	Caa3/CCC-	175,500
8,815	9.75%, 5/1/13	Caa3/CCC-	1,807,075
25,500	MetroPCS Wireless, Inc., 9.25%, 11/1/14	Caa1/B	23,970,000
	Nordic Telephone Co. Holdings ApS,
€5,000	8.25%, 5/1/16	B2/B+	5,899,531
€2,300	8.25%, 5/1/16 (a) (d)	B2/B+	2,713,784
$8,675	8.875%, 5/1/16 (a) (d)	B2/B+	7,937,625
	Nortel Networks Ltd.,
1,375	7.041%, 7/15/11, FRN	B3/B-	924,688
24,400	10.125%, 7/15/13	B3/B-	15,677,000
14,075	10.75%, 7/15/16	B3/B-	8,691,312
14,625	PanAmSat Corp., 6.875%, 1/15/28	B1/BB-	10,018,125
31,000	Qwest Capital Funding, Inc., 7.90%, 8/15/10	B1/B+	30,147,500
954	Qwest Communications International, Inc., 7.50%, 2/15/14	Ba3/B+	829,980
10,450	Qwest Corp., 8.875%, 3/15/12	Ba1/BBB-	10,293,250
	Sprint Capital Corp.,
9,000	6.90%, 5/1/19	Baa3/BB	6,986,988
33,940	8.75%, 3/15/32	Baa3/BB	26,528,862
2,000	Sprint Nextel Corp, 6.00%, 12/1/16	Baa3/BB	1,560,000
4,000	TelCordia Technologies, Inc., 6.541%, 7/15/12, FRN (a) (d)	B2/B	3,380,000
	Telesat Canada (a) (d),
7,295	11.00%, 11/1/15	Caa1/B-	5,872,475
4,200	12.50%, 11/1/17	Caa1/B-	3,507,000
23,975	Time Warner Telecom Holdings, Inc., 9.25%, 2/15/14	B3/CCC+	22,296,750
	West Corp.,
8,780	9.50%, 10/15/14	Caa1/B-	6,760,600
6,500	11.00%, 10/15/16	Caa1/B-	4,712,500
13,000	Wind Acquisition Finance S.A., 10.75%, 12/1/15 (a) (d)	B2/B	12,805,000
	Windstream Corp.,
10,000	8.125%, 8/1/13	Ba3/BB	9,550,000
3,050	8.625%, 8/1/16	Ba3/BB	2,828,875
3,075	Windstream Regatta Holdings, Inc., 11.00%, 12/1/17 (a) (d)	Caa1/B	1,737,375
			276,925,095
Transportation – 0.2%
2,835	Grupo Transportacion Ferroviaria Mexicana S.A. de C.V., 9.375%, 5/1/12	B1/NR	2,905,875
Utilities – 6.7%
4,850	AES Corp., 8.00%, 6/1/20 (a) (d)	B1/BB-	4,268,000
2,300	Edison Mission Energy, 7.00%, 5/15/17	B1/BB-	2,081,500
2,000	Empresa Energetica de Sergipe and Sociedade Anonima de Eletrificaao da Paraiba, 10.50%, 7/19/13 (a) (d)	Ba3/BB-	2,182,370
	Energy Future Holdings Corp. (a) (d),
17,100	10.875%, 11/1/17	B3/B-	15,518,250
2,000	11.25%, 11/1/17, PIK	B3/B-	1,700,000
19,450	Legrand Holding S.A., 8.50%, 2/15/25	Baa3/BBB	19,525,193
20,995	Midwest Generation LLC, 8.56%, 1/2/16	Baa3/BB+	21,625,083
21,500	PSE&G Energy Holdings LLC, 8.50%, 6/15/11	Ba3/BB-	21,870,531

| 9.30.08 | PIMCO High Income Fund Semi-Annual Report	7

PIMCO High Income Fund Schedule of Investments

September 30, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

Utilities (continued)
	Texas Competitive Electric Holdings Co. LLC (a) (d),
$36,450	10.25%, 11/1/15	B3/CCC	$33,078,375
5,090	10.50%, 11/1/16, PIK	B3/CCC	4,339,225
			126,188,527
Total Corporate Bonds & Notes (cost-$1,990,175,457)			1,596,004,183

SENIOR LOANS (a) (c) – 4.3%

Chemicals – 0.1%
	Ineos Group Ltd., Term A ,
206	5.727%, 10/7/12		171,914
1,148	5.952%, 10/7/12		958,728
			1,130,642
Commercial Products – 0.3%
7,700	Berry Plastics, 9.791%, 6/5/14 (b)		6,262,082
Electronics – 0.7%
€10,700	Sensata Technologies, 11.25%, 1/15/14 (b) (d) (g)		12,837,748
Entertainment – 0.3%
	Tribune Co., Term B,
$3,458	5.786%, 5/30/14		1,841,295
9,957	5.786%, 6/4/14 (b)		4,455,638
			6,296,933
Financial Services – 0.7%
19,800	Chrysler Financial Corp., 6.82%, 8/3/12		13,449,150
Healthcare & Hospitals – 0.1%
	HealthSouth Corp.,
1,577	4.99%, 3/10/13		1,427,918
29	5.19%, 3/10/13 (b)		26,424
			1,454,342
Multi-Media – 0.6%
11,000	CSC Holdings, Inc., 9.75%, 7/8/13 (b)		10,560,000
Printing/Publishing – 0.2%
5,450	RH Donnelley, Inc., 11.75%, 5/15/15, Term B (b) (d)		3,351,750
Recreation – 0.4%
	Amadeus Global Travel (b),
1,210	6.003%, 4/8/13, Term B		974,486
€759	6.258%, 4/8/12, Term A		883,018
$1,211	6.503%, 4/8/14, Term C		969,298
6,912	Travelport, 5.954%, 8/23/13, Term DD		5,619,863
			8,446,665
Telecommunications – 0.6%
	Integra Telecom, Inc., Term T (b),
1,008	7.046%, 8/31/13		862,185
1,345	7.06%, 8/31/13		1,149,580
1,607	8.012%, 8/31/13		1,374,035
	Nordic Telephone Co. Holdings ApS,
€1,434	6.925%, 11/30/13, Term B		1,865,752
€1,485	7.131%, 11/30/14, Term C		1,944,584
$1,677	NTL Investment, 4.799%, 1/6/13, Term B		1,532,895
2,992	West Corp., 8.50%, 10/24/13, Term B (b)		2,326,669
			11,055,700

8	PIMCO High Income Fund Semi-Annual Report | 9.30.08 |

PIMCO High Income Fund Schedule of Investments

September 30, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

Utilities – 0.1%
	Texas Competitive Electric Holdings Co.,
$724	5.989%, 10/10/14		$613,301
2,246	6.303%, 10/10/14, Term B1		1,903,028
23	7.262%, 10/10/14		19,160
			2,535,489
Wholesale – 0.2%
	Roundy’s, Inc., Term B,
4,338	5.50%, 10/27/11		3,976,706
12	5.50%, 10/27/11 (b)		10,624
217	6.75%, 10/27/11 (b)		198,516
			4,185,846
Total Senior Loans (cost-$99,788,449)			81,566,347

MORTGAGE-BACKED SECURITIES – 3.4%
	American Home Mortgage Assets, CMO,
1,390	3.397%, 5/25/46, FRN	Aaa/AAA	897,090
564	3.397%, 9/25/46, FRN	Aaa/AAA	345,709
1,707	3.417%, 10/25/46, FRN	Aaa/AAA	665,758
598	3.555%, 2/25/47, FRN	Aaa/AAA	300,815
6,360	3.775%, 11/25/46, FRN	Aaa/AAA	3,201,853
3,365	6.25%, 6/25/37	Aaa/AAA	2,056,801
517	American Home Mortgage Investment Trust,
	5.66%, 9/25/45, CMO, FRN	Aaa/AAA	352,029
136	Banc of America Mortgage Securities Inc,
	5.436%, 2/25/36, CMO, FRN	NR/AAA	117,990
	Bear Stearns Adjustable Rate Mortgage Trust, CMO,
118	5.010%, 1/25/35, VRN	Aaa/AAA	105,921
1,405	5.474%, 5/25/47, VRN	NR/AAA	1,183,644
702	5.732%, 2/25/36, FRN	Aaa/AAA	535,830
611	Chase Mortgage Finance Corp, 5.434%, 3/25/37, CMO, FRN	Aaa/NR	523,229
	Citigroup Mortgage Loan Trust, Inc., CMO,
647	4.007%, 8/25/35, FRN (a) (d)	NR/AAA	578,157
157	4.663%, 3/25/34, VRN	Aaa/AAA	149,299
396	5.666%, 11/25/30, VRN	NR/AAA	307,508
2,711	5.947%, 3/25/37, VRN	NR/BB	1,647,131
2,802	6.014%, 9/25/37, VRN (g)	NR/AAA	1,959,608
739	Citimortgage Alternative Loan Trust, 6.00%, 6/25/37, CMO	Aaa/NR	714,119
	Countrywide Alternative Loan Trust, CMO,
3,177	3.383%, 12/20/46, FRN	Aaa/AAA	1,937,402
1,087	3.397%, 9/25/46, FRN	Aaa/AAA	602,402
1,460	3.398%, 7/20/46, FRN	Aaa/AAA	901,593
246	3.417%, 7/25/46, FRN	Aaa/AAA	156,022
85	3.467%, 6/25/35, FRN	Aaa/AAA	54,157
609	3.537%, 11/20/35, FRN	Aaa/AAA	389,977
782	3.855%, 12/25/35, FRN	Aaa/AAA	478,037
1,172	5.898%, 2/25/37, VRN	NR/AAA	817,851
862	6.00%, 11/25/36	Aaa/NR	615,033
469	6.50%, 6/25/36	A1/NR	247,352
268	Countrywide Home Loan Mortgage Pass Through Trust,
	6.092%, 9/25/47, CMO, VRN	NR/AAA	207,895
	GSR Mortgage Loan Trust, CMO, VRN,
668	5.178%, 1/25/36	NR/AAA	587,063
648	5.346%, 11/25/35	NR/AAA	546,423

| 9.30.08 | PIMCO High Income Fund Semi-Annual Report	9

PIMCO High Income Fund Schedule of Investments

September 30, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

	Harborview Mortgage Loan Trust, CMO,
$1,148	3.21%, 7/19/46, FRN	Aaa/AAA	$715,670
315	3.23%, 9/19/46, FRN	Aaa/AAA	191,792
255	3.378%, 8/21/36, FRN	Aaa/AAA	157,108
1,300	3.705%, 12/19/36, FRN	Aaa/AAA	716,452
2,067	5.75%, 8/19/36, VRN	NR/AAA	1,418,029
246	5.903%, 8/19/36, VRN	NR/AA-	165,781
540	Indymac IMSC Mortgage Loan Trust,
	3.387%, 7/25/47, CMO, FRN	Aaa/AAA	292,681
	Indymac Index Mortgage Loan Trust, CMO,
957	3.397%, 9/25/46, FRN	Aaa/AAA	582,123
578	5.099%, 9/25/35, VRN	Aaa/AAA	391,666
5,688	5.647%, 11/25/35, FRN	Aaa/AAA	3,995,303
524	3.407%, 6/25/47, FRN	Aaa/AAA	318,418
232	3.417%, 5/25/46, FRN	Aaa/AAA	141,493
150	3.447%, 7/25/35, FRN	Aaa/AAA	98,391
1,269	JPMorgan Alternative Loan Trust, 5.55%, 10/25/36, CMO, VRN	Aaa/AAA	993,553
	Luminent Mortgage Trust, CMO, FRN,
658	3.377%, 12/25/36	Aaa/AAA	401,664
354	3.387%, 12/25/36	NR/AAA	223,368
246	3.407%, 10/25/46	Aaa/AAA	152,913
	MASTR Adjustable Rate Mortgages Trusts, CMO, FRN,
427	3.417%, 4/25/46	Aaa/AAA	269,840
694	3.447%, 5/25/37	A2/BB	404,410
	Merrill Lynch Alternative Note Asset, CMO,
900	3.507%, 3/25/37, FRN	B3/BBB	317,014
795	5.648%, 6/25/37, VRN	A1/AAA	507,197
536	Merrill Lynch Mortgage Backed Securities Trust,
	5.849%, 4/25/37, CMO, VRN	NR/AA	383,320
	Morgan Stanley Mortgage Loan Trust, CMO, FRN,
35	3.517%, 1/25/35	Aaa/AAA	25,154
161	5.417%, 6/25/36	Aaa/AAA	137,765
	Residential Accredit Loans, Inc., CMO,
387	3.457%, 8/25/37, FRN	Aaa/AAA	211,340
4,018	3.537%, 3/25/37, FRN	Aaa/AAA	2,191,901
6,666	6.50%, 7/25/37	A1/AAA	3,980,929
	Residential Asset Securitization Trust, CMO,
513	3.657%, 12/25/36, FRN	Baa3/AAA	280,492
600	6.25%, 10/25/36	Ba3/AA	333,897
800	6.50%, 8/25/36	Baa1/AAA	441,308
252	Sequoia Mortgage Trust, 5.765%, 1/20/47, CMO, VRN	NR/AAA	216,491
	Structured Asset Mortgage Investments, Inc., CMO, FRN,
1,747	3.387%, 9/25/47	Aaa/AAA	1,084,700
1,520	3.397%, 7/25/46	Aaa/AAA	938,714
524	3.427%, 5/25/46	Aaa/AAA	322,667
14,100	3.427%, 9/25/47	Aaa/AAA	3,889,646
3,268	Suntrust Alternative Loan Trust, 3.557%, 4/25/36, CMO, FRN	B1/NR	1,756,153
	WaMu Mortgage Pass Through Certificates, CMO,
1,572	3.555%, 2/25/47, FRN	Aaa/AAA	827,777
1,270	3.555%, 3/25/47, FRN	Aaa/AAA	669,372
747	3.595%, 1/25/47, FRN	Aaa/AAA	406,631
961	3.615%, 4/25/47, FRN	Aaa/AAA	556,195
569	3.675%, 12/25/46, FRN	Aaa/AAA	301,729
403	3.948%, 1/25/47, FRN	Aaa/AAA	271,240
441	5.342%, 1/25/37, FRN	NR/AAA	350,663

10	PIMCO High Income Fund Semi-Annual Report | 9.30.08 |

PIMCO High Income Fund Schedule of Investments

September 30, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

$1,691	5.468%, 2/25/37, VRN	NR/AAA	$1,422,139
401	5.542%, 4/25/37, FRN	NR/AAA	298,909
282	5.609%, 12/25/36, FRN	NR/AAA	202,199
999	5.613%, 12/25/36, VRN	NR/AAA	784,363
681	5.668%, 5/25/37, FRN	NR/AAA	616,138
882	5.711%, 2/25/37, VRN	NR/AA	650,897
943	5.868%, 2/25/37, FRN	NR/BB	795,960
530	5.931%, 9/25/36, VRN	NR/AAA	412,641
331	Washington Mutual Alternative Mortgage Pass-Through
	Certificates, 3.825%, 5/25/46, CMO, FRN	Aaa/AAA	192,844
	Washington Mutual, Inc., CMO, FRN,
886	3.625%, 4/25/47	Aaa/AAA	377,707
876	3.695%, 5/25/47	Aaa/AAA	417,275
	Wells Fargo Mortgage Backed Securities Trust, CMO, FRN,
1,376	3.707%, 7/25/37	Aaa/NR	1,200,356
621	5.594%, 7/25/36	NR/AAA	501,869
487	6.030%, 9/25/36	Aaa/NR	399,370
Total Mortgage-Backed Securities (cost-$63,931,722)			63,489,315

MUNICIPAL BONDS & NOTES – 1.1%

California – 0.8%
	Los Angeles Community Redev. Agcy. Rev., Ser. H,
605	9.00%, 9/1/12	NR/NR	634,373
1,160	9.75%, 9/1/17	NR/NR	1,220,332
1,375	9.75%, 9/1/22	NR/NR	1,444,644
2,170	9.75%, 9/1/27	NR/NR	2,275,505
3,480	9.75%, 9/1/32	NR/NR	3,644,465
	San Diego Redev. Agcy., Tax Allocation,
1,785	6.59%, 11/1/13	Baa3/NR	1,839,050
1,435	7.49%, 11/1/18	Baa3/NR	1,496,131
1,885	7.74%, 11/1/21	Baa3/NR	1,967,242
			14,521,742
Pennsylvania – 0.3%
	Economic Dev. Financing Auth. Rev., VRN (m),
5,300	6.75%, 12/1/36, Ser. A	Ba3/NR	4,695,747
1,000	6.75%, 12/1/36	Ba3/NR	885,990
			5,581,737
Total Municipal Bonds & Notes (cost-$20,460,288)			20,103,479

ASSET-BACKED SECURITIES – 0.8%
900	GSAA Trust, 3.507%, 3/25/37, FRN	Aaa/AAA	362,786
235	GSAMP Trust, 3.277%, 12/25/36, FRN	Aaa/AAA	216,596
140	Lehman XS Trust, 3.427%, 4/25/46, FRN	Aaa/AAA	77,862
1,200	Master Asset Backed Securities Trust, 3.417%, 11/25/36, FRN	A1/B	483,435
6,500	Merrill Lynch First Franklin Mortgage Loan Trust,
	3.327%, 7/25/37, FRN	Aaa/AA	4,103,552
900	Morgan Stanley Mortgage Loan Trust, 3.567%, 4/25/37, FRN	Ba3/AAA	454,622
637	Reliant Energy Mid-Atlantic Power Holdings LLC,
	9.237%, 7/2/17	Ba1/BB	659,675
	Structured Asset Securities Corp., FRN,
4,216	3.357%, 5/25/37 (a) (b) (d)	Aaa/AAA	3,808,672
8,593	3.507%, 6/25/35	Aaa/AAA	5,770,864
Total Asset-Backed Securities (cost-$15,618,698)			15,938,064

| 9.30.08 | PIMCO High Income Fund Semi-Annual Report	11

PIMCO High Income Fund Schedule of Investments

September 30, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

CONVERTIBLE BONDS – 0.5%

Financial Services – 0.5%
$10,000	Countrywide Financial Corp., 1.253%, 4/15/37, Ser. A, FRN (l) (cost-$9,713,958)	Aa2/AA	$9,850,000

CONVERTIBLE PREFERRED STOCK – 0.4%

Shares

Banking – 0.1%
4,900	Wachovia Corp., 7.50%, 12/31/49	A3/A-	1,923,250
Financial Services – 0.3%
5,895	Bank of America Corp., 7.25%, 12/31/49	A1/A	4,923,799
5,000	Citigroup, Inc., 6.50%, 2/15/15	A2/A	206,250
			5,130,049
Insurance – 0.0%
32,900	American International Group, Inc., 8.50%, 8/1/11	Baa1/NR	282,611
Total Convertible Preferred Stock (cost-$11,664,750)			7,335,910

U.S. GOVERNMENT AGENCY SECURITIES – 0.1%

Principal
Amount
(000)
$2,000	Ginnie Mae, 6.00%, TBA, MBS (e) (cost-$2,053,750)	Aaa/AAA	2,027,188

SHORT-TERM INVESTMENTS – 4.9%

U.S. Treasury Bills (j) – 3.3%
62,350	0.10%-1.705%, 10/16/08-12/26/08 (cost-$62,244,017)		61,960,462
Corporate Notes – 1.6%
Chemicals – 0.3%
5,500	Great Lakes Chemical Corp., 7.00%, 7/15/09	Ba2/BB	5,445,000
Multi-Media – 0.1%
2,000	CSC Holdings, Inc., 8.125%, 7/15/09	B1/BB	1,985,000
Oil & Gas – 1.2%
24,000	Ferrellgas L.P., 8.87%, 8/1/09 (a) (b) (g)	NR/NR	23,945,030
Total Corporate Notes (cost-$31,838,577)			31,375,030
Total Short-Term Investments (cost-$94,082,594)			93,335,492

OPTIONS PURCHASED (k) – 0.0%

Contracts

Put Options – 0.0%
470	Financial Future Euro-90 day (CME), strike price $94.38, expires 12/15/08 (cost-$4,112)		49,767
Total Investments before options written (cost-$2,307,493,779) – 100.0%			1,889,699,745

12	PIMCO High Income Fund Semi-Annual Report | 9.30.08 |

PIMCO High Income Fund Schedule of Investments

September 30, 2008 (unaudited) (continued)

Contracts	Value

OPTIONS WRITTEN (k) – (0.0)%

Call Options – (0.0)%
211	U.S. Treasury Notes 10 yr. Futures (CBOT), strike price $119, expires 11/21/08	$(127,794)

Put Options – (0.0)%
211	U.S. Treasury Notes 10 yr. Futures (CBOT), strike price $113, expires 11/21/08	(271,426)
Total Options Written (premiums received-$253,698)	(399,220)
Total Investments net of options written (cost-$2,307,240,081) – 100.0%	$1,889,300,525

Notes to Schedule of Investments:

(a)          Private Placement–Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $428,449,696 representing 22.68% of total investments.

(b)         Illiquid security.

(c)          These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on September 30, 2008.

(d)         144A Security–Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)          Delayed-delivery security. To be delivered after September 30, 2008.

(f)            Security in default.

(g)         Fair-valued-securities with an aggregate value of $53,100,811, representing 2.81% of total investments. See Note 1(a) in the Notes to Financial Statements.

(h)         Credit-linked trust certificate.

(i)             Perpetual maturity security. Maturity date shown is the first call date. Interest rate is fixed until the first call date and variable thereafter.

(j)             All or partial amount segregated as collateral for swaps.

(k)          Non-income producing.

(l)             All or partial amount segregated as collateral for reverse repurchase agreements.

(m)       Subject to Alternative Minimum Tax.

Glossary:
£-	British Pound
€-	Euro
CBOT	-	Chicago Board of Trade
CMO	-	Collateralized Mortgage Obligation
CME	-	Chicago Mercantile Exchange
FRN	-	Floating Rate Note. The interest rate disclosed reflects the rate in effect on September 30, 2008.
LIBOR	-	London Inter-Bank Offered Rate
MBS	-	Mortgage-Backed Securities
NR	-	Not Rated
PIK	-	Payment-in-Kind
TBA	-	To Be Announced
VRN	-

Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on September 30, 2008.

See accompanying Notes to Financial Statements. | 9.30.08 | PIMCO High Income Fund Semi-Annual Report	13

PIMCO High Income Fund Statement of Assets and Liabilities

September 30, 2008 (unaudited)

Assets:
Investments, at value (cost-$2,307,493,779)	$1,889,699,745
Cash (including foreign currency of $5,378,342 with a cost of $5,592,909)	10,463,751
Receivable for investments sold	398,199,045
Interest and dividends receivable	51,827,452
Premium for swaps purchased	22,651,546
Unrealized appreciation on swaps	10,343,699
Receivable for terminated swaps	2,355,672
Deposits with brokers for future contracts collateral	2,250,200
Unrealized appreciation on forward foreign currency contracts	2,854,260
Prepaid expenses	64,803
Total Assets	2,390,710,173

Liabilities:
Payable for investments purchased	388,130,389
Unrealized depreciation on swaps	59,920,395
Dividends payable to common and preferred shareholders	14,749,385
Premium for swaps sold	12,962,296
Payable for reverse repurchase agreements	9,387,000
Payable for terminated swaps	2,810,065
Payable for variation margin on futures contracts	2,592,563
Unrealized depreciation of forward foreign currency contracts	2,471,876
Investment management fees payable	1,181,001
Contingent loss on contractual counterparty agreements	677,266
Options written, at value (premiums received-$253,698)	399,220
Interest payable for reverse repurchase agreements	15,606
Accrued expenses	352,141
Total Liabilities	495,649,203
Preferred shares ($25,000 net asset and liquidation value per share applicable to an aggregate of 36,000 shares issued and outstanding)	900,000,000
Net Assets Applicable to Common Shareholders	$995,060,970

Composition of Net Assets Applicable to Common Shareholders:
Common Stock:
Par value ($0.00001 per share, applicable to 117,580,758 shares issued and outstanding)	$1,176
Paid-in-capital in excess of par	1,670,399,043
Dividends in excess of net investment income	(16,918,860)
Accumulated net realized loss	(192,612,731)
Net unrealized depreciation of investments, futures contracts, options written, swaps, foreign currency transactions and contingent loss on contractual counterparty agreements	(465,807,658)
Net Assets Applicable to Common Shareholders	$995,060,970
Net Asset Value Per Common Share	$8.46

14 PIMCO High Income Fund Semi-Annual Report | 9.30.08 | See accompanying Notes to Financial Statements.

PIMCO High Income Fund Statement of Operations

Six Months ended September 30, 2008 (unaudited)

Investment Income:
Interest	$100,149,136
Facility and other fee income	293,419
Dividends	284,848
Total Investment Income	100,727,403

Expenses:
Investment management fees	7,665,062
Auction agent fees and commissions	1,130,352
Custodian and accounting agent fees	217,885
Shareholder communications	138,517
Trustees’ fees and expenses	87,409
New York Stock Exchange listing fees	57,217
Audit and tax services	54,930
Legal fees	39,015
Interest expense	38,733
Transfer agent fees	19,865
Insurance expense	13,585
Miscellaneous	13,740
Total expenses	9,476,310
Less: custody credits earned on cash balances	(9,376)
Net expenses	9,466,934

Net Investment Income	91,260,469

Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(43,589,877)
Futures contracts	3,593,331
Options written	1,243,456
Swaps	(26,939,275)
Foreign currency transactions	5,776,088
Net change in unrealized appreciation/depreciation of:
Investments	(266,636,505)
Futures contracts	(9,710,456)
Options written	(167,027)
Swaps	14,825,329
Foreign currency transactions	(53,540)
Contingent loss on contractual counterparty agreements	(677,266)
Net realized and change in unrealized loss on investments, futures contracts, options written, swaps, foreign currency transactions and contingent loss on contractual counterparty agreements	(322,335,742)
Net Decrease in Net Assets Resulting from Investment Operations	(231,075,273)

Dividends on Preferred Shares from Net Investment Income	(14,440,484)

Net Decrease in Net Assets Applicable to Common Shareholders Resulting from Investment Operations	$(245,515,757)

See accompanying Notes to Financial Statements. | 9.30.08 | PIMCO High Income Fund Semi-Annual Report 15

PIMCO High Income Fund Statement of Changes in Net Assets

Applicable to Common Shareholders

	Six Months ended September 30, 2008 (unaudited)	Year ended March 31, 2008
Investment Operations:
Net investment income	$91,260,469	$198,212,253
Net realized gain (loss) on investments, futures contracts, options written, swaps and foreign currency transactions	(59,916,277)	21,521,783
Net change in unrealized appreciation/depreciation of investments, futures contracts, options written, swaps, foreign currency transactions and contingent loss on contractual counterparty agreements	(262,419,465)	(328,722,236)
Net decrease in net assets resulting from investment operations	(231,075,273)	(108,988,200)

Dividends and Distributions on Preferred Shares from:
Net investment income	(14,440,484)	(41,838,277)
Net realized gains	–	(4,379,378)
Total dividends and distributions to preferred shareholders	(14,440,484)	(46,217,655)
Net decrease in net assets applicable to common shareholders resulting from investment operations	(245,515,757)	(155,205,855)

Dividends and Distributions to Common Shareholders from:
Net investment income	(85,798,178)	(169,914,803)
Net realized gains	–	(129,803,096)
Total dividends and distributions to common shareholders	(85,798,178)	(299,717,899)

Capital Share Transactions:
Reinvestment of dividends and distributions	6,649,177	18,376,680
Total decrease in net assets applicable to common shareholders	(324,664,758)	(436,547,074)

Net Assets Applicable to Common Shareholders:
Beginning of period	1,319,725,728	1,756,272,802
End of period (including dividends in excess of net investment income of $(16,918,860) and $(7,940,667), respectively)	$995,060,970	$1,319,725,728

Common Shares Issued in Reinvestment of Dividends and Distributions	573,450	1,417,741

16 PIMCO High Income Fund Semi-Annual Report | 9.30.08 | See accompanying Notes to Financial Statements.

PIMCO High Income Fund Notes to Financial Statements
September 30, 2008 (unaudited)

1. Organization and Significant Accounting Policies

PIMCO High Income Fund (the “Fund”), was organized as a Massachusetts business trust on February 18, 2003. Prior to commencing operations on April 30, 2003, the Fund had no operations other than matters relating to its organization and registration as a diversified, closed-end management investment company registered under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended. Allianz Global Investors Fund Management LLC (the “Investment Manager”) serves as the Fund’s Investment Manager and is an indirect, wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect, majority-owned subsidiary of Allianz SE, a publicly traded European insurance and financial services company. The Fund has an unlimited amount of $0.00001 par value common stock authorized.

The Fund’s primary investment objective is to seek high current income. Capital appreciation is a secondary objective. The Fund attempts to achieve these objectives by investing in a diversified portfolio of U.S. dollar denominated debt obligations and other income-producing securities that are primarily rated below investment grade.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not been asserted. However, the Fund expects the risk of any loss to be remote.

In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. Fund management has determined that its evaluation of the Interpretation has resulted in no material impact to the Fund’s financial statements at September 30, 2008. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities. Fund management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statement disclosures.

In September 2008 FASB issued a FASB Staff Position No. 133-1 and FIN 45-4 “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (“FSP”). FSP requires enhanced transparency of the effect of credit derivatives and guarantees on an issuer’s financial position, financial performance and cash flows. FSP is effective for fiscal years ending after November 15, 2008. FSP applies to certain credit derivatives, hybrid instruments that have embedded credit derivatives (for example, credit-linked notes), and certain guarantees, and it requires additional disclosures regarding credit derivatives with sold protection. Fund management is currently evaluating the impact of this new requirement.

The following is a summary of significant accounting policies consistently followed by the Fund:

(a) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information

9.30.08 | PIMCO High Income Fund Semi-Annual Report 17

PIMCO High Income Fund Notes to Financial Statements

September 30, 2008 (unaudited)

1. Organization and Significant Accounting Policies (continued)

provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the NAV may change on days when an investor is not able to purchase or sell shares.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Fund’s NAV is normally determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(b) Fair Value Measurement

Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the six months ended September 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value techniques: multi-dimensional relational pricing models and option adjusted spread pricing.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$282,611	$2,322,212
Level 2 – Other Significant Observable Inputs	1,835,917,103	(35,737,416)
Level 3 – Significant Unobservable Inputs	53,100,811	(14,134,163)
Total	$1,889,300,525	$(47,549,367)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of September 30, 2008, were as follows:

	Investments in Securities	Other Financial Instruments
Beginning balance, 3/31/08	$38,894,015	$(28,624,821)
Net purchases (sales) and settlements	19,437,914	–
Accrued discounts (premiums)	(68,004)	–
Total realized and unrealized gain (loss)	(4,280,096)	(10,569,438)
Transfers in and/or out of Level 3	(883,018)	25,060,096
Ending balance, 9/30/08	$53,100,811	$(14,134,163)

18 PIMCO High Income Fund Semi-Annual Report | 9.30.08

PIMCO High Income Fund Notes to Financial Statements

September 30, 2008 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(c) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Securities purchased and sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Facility fees and other fees (such as origination fees) received by the Fund are amortized as income over the expected term of the senior loan. Commitment fees received by the Fund relating to unfunded purchase commitments are deferred and amortized to facility fee income over the period of the commitment.

(d) Federal Income Taxes

The Fund intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(e) Dividends and Distributions — Common Stock

The Fund declares dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes; they are reported as dividends and/or distributions of paid-in capital in excess of par.

(f) Foreign Currency Translation

The Fund’s accounting records are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate at the end of the period; and (2) purchases and sales, income and expenses are translated at the prevailing exchange rate on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statement of Operations.

The Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain or loss for both financial reporting and income tax reporting purposes.

(g) Forward Foreign Currency Contracts

A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund may enter into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. The Fund may also enter these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The market value of a forward foreign currency contract fluctuates with changes in forward currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

(h) Futures Contracts

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum “initial margin” requirements of the relevant exchange. Pursuant to the contracts, the Fund agrees to receive from or pay to the broker an amount of cash or securities equal to the daily fluctuation in the value

9.30.08 | PIMCO High Income Fund Semi-Annual Report 19

PIMCO High Income Fund Notes to Financial Statements

September 30, 2008 (unaudited)

1. Organization and Significant Accounting Policies (continued)

of the contracts. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized appreciation or depreciation. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

(i) Option Transactions

The Fund may purchase and write (sell) put and call options on securities for hedging purposes, risk management purposes or as part of its investment strategies. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options is decreased by the premiums paid.

When an option is written, the premium received is recorded as an asset with an equal liability which is subsequently marked to market to reflect the current market value of the option written. These liabilities are reflected as options written in the Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a call option written by the Fund is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option written is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Fund purchasing a security at a price different from the current market value.

(j) Interest Rate/Credit Default Swaps

The Fund enters into interest rate and credit default swap contracts (“swaps”) for investment purposes, to manage its interest rate and credit risk or to add leverage. As a seller in the credit default swap contract, the Fund would be required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. Such periodic payments are accrued daily and recorded as realized gain (loss).

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Fund would function as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by a third party, such as a U.S. or foreign corporate issuer on the referenced debt obligation. In return, the Fund would make periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and recorded as realized gain (loss).

Interest rate swap agreements involve the exchange by the Fund with a counterparty of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Net periodic payments received (paid) by the Fund are included as part of realized gain (loss) and net periodic payments accrued, but not yet received (paid) are included in change in the unrealized appreciation/depreciation on the Statement of Operations.

Swaps are marked to market daily based upon quotations from brokers or market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Fund’s Statement of Operations. For a credit default swap sold by the Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

20 PIMCO High Income Fund Semi-Annual Report | 9.30.08

PIMCO High Income Fund Notes to Financial Statements

September 30, 2008 (unaudited)

1. Organization and Significant Accounting Policies (continued)

Entering into swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in net interest rates.

(k) Senior Loans

The Fund purchases assignments of Senior Loans originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a lending syndicate of financial institutions (the “Lender”). When purchasing an assignment, the Fund succeeds all the rights and obligations under the loan agreement with the same rights and obligations as the assigning Lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning Lender.

(l) Reverse Repurchase Agreements

In a reverse repurchase agreement, the Fund sells securities to a bank or broker-dealer and agrees to repurchase the securities at a mutually agreed date and price. Generally, the effect of such a transaction is that the Fund can recover and reinvest all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement and still be entitled to the returns associated with those portfolio securities. Such transactions are advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the returns it obtains on investments purchased with the cash. Unless the Fund covers its positions in reverse repurchase agreements (by segregating liquid assets at least equal in amount to the forward purchase commitment), its obligations under the agreements will be subject to the Fund’s limitations on borrowings. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(m) When-Issued/Delayed-Delivery Transactions

The Fund may purchase or sell securities on a when-issued or delayed-delivery basis. The transactions involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain until the settlement date in a designated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations; consequently, such fluctuations are taken into account when determining the net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a realized gain or loss. When a security on a delayed-delivery basis is sold, the Fund does not participate in future gains and losses with respect to the security.

(n) Credit-Linked Trust Certificates

Credit-linked trust certificates are investments in a limited purpose trust or other vehicle formed under state law which, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to the high yield or another fixed income market.

Similar to an investment in a bond, investments in credit-linked trust certificates represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the certificate. However, these payments are conditioned on the trust’s receipt of payments from, and the trust’s potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests.

(o) Custody Credits Earned on Cash Balances

The Fund benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Fund.

9.30.08 | PIMCO High Income Fund Semi-Annual Report 21

PIMCO High Income Fund Notes to Financial Statements

September 30, 2008 (unaudited)

2. Investment Manager and Sub-Adviser

The Fund has entered into an Investment Management Agreement (the “Agreement”) with the Investment Manager. Subject to the supervision of the Fund’s Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Fund’s investment activities, business affairs and administrative matters. Pursuant to the Agreement, the Investment Manager receives an annual fee, payable on a monthly basis at the annual rate of 0.70% of the Fund’s average daily net assets, inclusive of net assets attributable to any preferred shares that may be outstanding.

The Investment Manager has retained its affiliate, Pacific Investment Management Company LLC, (the “Sub-Adviser”) to manage the Fund’s investments. Subject to the supervision of the Investment Manager, the Sub-Adviser is responsible for making all of the Fund’s investment decisions. The Investment Manager, not the Fund, pays a portion of the fees it receives as Investment Manager to the Sub-Adviser in return for its services.

3. Investments in Securities

For the six months ended September 30, 2008, purchases and sales of investments, other than short-term securities and U.S. Government obligations, were $3,437,468,691 and $3,535,465,047, respectively.

(a) Futures contracts outstanding at September 30, 2008:

Type		Contracts	Market Value (000)	Expiration Date	Unrealized Appreciation (Depreciation)
Long:	Financial Future Euro – 90 day	763	$185,094	3/16/09	$2,850,693
	Financial Future Euro – 90 day	859	208,222	6/15/09	161,973
	Financial Future Euro – 90 day	95	22,933	12/14/09	319,834
	U.S. Treasury Bond Futures	2,640	302,610	12/19/08	(1,010,288)
					$2,322,212

The Fund pledged $2,250,200 in cash as collateral for futures contracts.

(b) Transactions in options written for the six months ended September 30, 2008:

	Notional/Contracts	Premiums
Options outstanding, March 31, 2008	12,800,000	$242,140
Options written	96,501,186	1,347,514
Options terminated in closing purchase transactions	(109,300,764)	(1,335,956)
Options outstanding, September 30, 2008	422	$253,698

(c) Credit default swap contracts outstanding at September 30, 2008:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Payments Received (Paid) By Fund	Unrealized Appreciation (Depreciation)
Bank of America:
AES	$5,000	6/20/10	(2.60)%	$37,726
Georgia-Pacific	9,500	6/20/13	6.00%	375,243
GMAC	600	9/20/10	5.00%	(160,188)
HCA	8,000	9/1/10	(3.73)%	(42,590)
HCA	2,000	9/20/13	4.65%	(88,015)
Windstream	5,000	9/20/13	(3.08)%	4,342
Windstream	5,000	9/20/13	(2.78)%	71,130
Barclays Bank:
Dow Jones CDX	3,960	12/20/12	(3.75)%	96,565
Dow Jones CDX	10,000	12/20/12	0.758%	135,452

22 PIMCO High Income Fund Semi-Annual Report | 9.30.08

PIMCO High Income Fund Notes to Financial Statements

September 30, 2008 (unaudited)

3. Investments in Securities (continued)

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Payments Received (Paid) By Fund	Unrealized Appreciation (Depreciation)
Citigroup:
Celestica	$5,500	9/20/13	4.35%	$(24,407)
Countrywide Financial	10,000	11/20/08	(3.00)%	7,118
Dynegy	1,950	9/20/13	4.40%	(160,788)
El Paso	2,550	9/20/13	2.55%	(64,452)
Freescale Semiconductor	8,800	9/20/13	5.00%	(680,441)
LCDX	15,000	12/20/12	2.25%	(836,248)
Nalco	1,000	9/20/13	4.05%	(10,607)
Williams Co.	4,000	10/1/10	(0.77)%	541
Credit Suisse First Boston:
Masco	10,000	9/20/09	2.20%	(5,882)
RadioShack	8,000	9/20/13	(2.05)%	(101,237)
CS First Boston:
Forest Oil	5,000	9/20/12	3.06%	(14,477)
Sanmina	2,800	9/20/12	4.22%	(162,102)
Deutsche Bank:
Dow Jones CDX	2,400	6/20/13	(1.55)%	(19,849)
Dow Jones CDX	42,900	6/20/13	1.55%	537,152
Dow Jones CDX	5,000	12/20/17	(7.90)%	776,172
Dow Jones CDX	2,000	12/20/12	0.76%	27,289
Masco	10,000	9/20/13	(2.41)%	130,750
SunGard Data Systems	1,950	9/20/13	4.50%	(158,449)
Goldman Sachs:
ARAMARK	2,700	9/20/13	4.50%	(49,112)
Autozone	8,000	9/20/13	(0.775)%	59,483
Community Health Systems	5,000	6/20/13	5.20%	19,178
Gap	10,000	9/20/13	(1.02)%	(42,417)
GMAC	15,000	3/20/12	6.45%	(7,385,752)
NRG Energy	5,000	9/20/13	4.20%	(167,518)
Reliant Energy	3,640	9/20/13	3.85%	(538,468)
Station Casinos	300	6/20/13	5.00%	(96,744)
Waste Management	10,000	6/20/13	(1.13)%	(47,083)
JPMorgan Chase:
Eastman Kodak	2,000	6/20/13	(4.61)%	(78,167)
Eastman Kodak	7,000	6/20/13	(4.50)%	(243,157)
GMAC	3,000	3/20/12	2.11%	(1,623,024)
Hertz	5,000	6/20/10	(4.95)%	13,705
Smurfit-Stone Container	4,700	12/20/09	2.30%	(148,083)
Merrill Lynch & Co.:
Dow Jones CDX	56,000	12/20/11	3.55%	(627,367)
Dow Jones CDX	25,200	12/20/10	4.53%	770,546
Dow Jones CDX	19,300	12/20/12	3.23%	(2,020,957)
Dow Jones CDX	10,000	12/20/12	3.51%	(944,419)
Dow Jones CDX	4,968	12/20/10	1.55%	43,231
GMAC	23,000	9/20/13	5.00%	(5,737,658)
Hertz	5,000	9/20/15	6.85%	(66,029)
Residential Capital	8,300	12/20/08	5.00%	(158,071)

9.30.08 | PIMCO High Income Fund Semi-Annual Report 23

PIMCO High Income Fund Notes to Financial Statements

September 30, 2008 (unaudited)

3. Investments in Securities (continued)

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Payments Received (Paid) By Fund	Unrealized Appreciation (Depreciation)
Morgan Stanley:
Albertsons	$3,600	8/1/09	(0.85)%	$(6,435)
Great Lakes Chemical	5,500	7/15/09	(0.37)%	(15,050)
Nucor	10,000	3/20/13	(0.80)%	57,551
Royal Bank of Scotland:
Bombardier	7,000	6/20/12	(1.95)%	(32,791)
Kinder Morgan	5,000	9/20/12	(1.47)%	17,441
UBS:
V.F. BP	10,000	3/20/13	(0.73)%	17,153
				$(19,360,266)

(d) Interest rate swap agreements outstanding at September 30, 2008:

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)
Bank of America		$483,300	12/17/10	3-Month USD-LIBOR	4.00%	$1,846,322
Bank of America		17,800	12/17/28	5.00%	3-Month USD-LIBOR	(563,013)
Bank of America		42,500	12/17/38	5.00%	3-Month USD-LIBOR	(3,508,817)
Barclays Bank		22,200	12/17/10	3-Month USD-LIBOR	4.00%	(256,762)
Barclays Bank	BRL	110,200	1/2/12	BRL-CDI-Compounded	10.68%	(4,370,261)
Citigroup	MXN	133,000	5/14/09	28-Day Mexico
				Interbank TIIE Banxico	7.91%	(38,164)
Citigroup		$36,900	12/17/15	3-Month USD-LIBOR	5.00%	369,800
Citigroup		26,400	12/17/28	5.00%	3-Month USD-LIBOR	(1,242,382)
Citigroup		7,800	12/17/38	5.00%	3-Month USD-LIBOR	(467,108)
Deutsche Bank		99,800	6/17/10	3-Month USD-LIBOR	4.00%	223,337
Deutsche Bank		£400	9/15/10	6-Month GBP-LIBOR	5.00%	1,125
Deutsche Bank		$304,600	12/17/10	3-Month USD-LIBOR	4.00%	(9,213)
Goldman Sachs	BRL	18,000	1/2/12	BRL-CDI-Compounded	10.15%	(769,216)
Goldman Sachs		$20,570	12/17/15	3-Month USD-LIBOR	5.00%	138,574
Goldman Sachs		£300	9/17/18	5.25%	6-Month GBP-LIBOR	(15,896)
Goldman Sachs		$6,600	12/17/28	5.00%	3-Month USD-LIBOR	(256,649)
Goldman Sachs		£200	3/18/39	5.00%	6-Month GBP-LIBOR	(14,545)
HSBC Bank	BRL	9,800	1/2/12	BRL-CDI-Compounded	14.765%	(13,160)
JPMorgan Chase		$25,100	12/17/09	3-Month USD-LIBOR	4.00%	(30,591)
JPMorgan Chase	BRL	11,600	1/2/12	BRL-CDI-Compounded	14.765%	20,580
JPMorgan Chase		€19,000	9/17/13	4.75%	6-Month EUR-LIBOR	87,374
JPMorgan Chase		€10,500	9/17/18	5.00%	6-Month EUR-LIBOR	(193,434)
Merrill Lynch & Co.		$34,000	6/17/10	3-Month USD-LIBOR	4.00%	367,020
Merrill Lynch & Co.		22,200	12/17/10	3-Month USD-LIBOR	4.00%	(258,316)
Merrill Lynch & Co.	BRL	9,500	1/2/12	BRL-CDI-Compounded	14.765%	(17,328)
Merrill Lynch & Co.		$1,700	12/17/23	5.00%	3-Month USD-LIBOR	(29,761)

24 PIMCO High Income Fund Semi-Annual Report | 9.30.08

PIMCO High Income Fund Notes to Financial Statements

September 30, 2008 (unaudited)

3. Investments in Securities (continued)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by Fund	Payments received by Fund	Unrealized Appreciation (Depreciation)
Morgan Stanley	MXN	162,000	5/14/09	28-Day Mexico Interbank TIIE Banxico	7.91%	$(46,751)
Morgan Stanley		$323,900	12/17/10	3-Month USD-LIBOR	4.00%	650,453
Morgan Stanley	BRL	174,100	1/2/12	BRL-CDI-Compounded	10.115%	(8,385,338)
Morgan Stanley		$4,000	12/17/15	3-Month USD-LIBOR	5.00%	64,547
Morgan Stanley		222,900	12/17/18	5.00%	3-Month USD-LIBOR	(6,408,065)
Morgan Stanley		156,500	12/17/38	5.00%	3-Month USD-LIBOR	(10,451,961)
Royal Bank of Scotland		96,400	6/17/10	3-Month USD-LIBOR	4.00%	1,057,722
Royal Bank of Scotland		157,700	12/17/10	3-Month USD-LIBOR	4.00%	747,756
Royal Bank of Scotland		97,800	12/17/15	3-Month USD-LIBOR	5.00%	1,571,321
Royal Bank of Scotland		100	12/17/23	5.00%	3-Month USD-LIBOR	(2,365)
Royal Bank of Scotland		200	12/17/38	5.00%	3-Month USD-LIBOR	(13,265)
						$(30,216,430)

The Fund received $18,750,000 par value in U.S. Treasury Bills as collateral for swap contracts.

BRL—Brazilian Real

CDI—Inter-bank Deposit Certificate

EUR/€—Euro

GBP/£—British Pound

LIBOR—London Inter-Bank Offered Rate

MXN—Mexican Peso

TIIE—Inter-bank Equilibrium Interest Rate

(e) Forward foreign currency contracts outstanding at September 30, 2008:

	U.S. $ Value on Origination Date	U.S. $ Value September 30, 2008	Unrealized Appreciation (Depreciation)
Purchased:
34,557,900 Brazilian Real settling 12/2/08	$20,168,018	$17,704,749	$(2,463,269)
42,356,000 Euro settling 10/3/08	59,467,824	59,501,566	33,742

Sold:
2,245,498 Brazilian Real settling 12/2/08	1,379,702	1,150,417	229,285
42,356,000 Euro settling 10/3/08	61,996,477	59,501,566	2,494,911
42,356,000 Euro settling 10/16/08	59,573,714	59,582,321	(8,607)
3,265,000 British Pound settling 11/3/08	5,931,525	5,835,203	96,322
			$382,384

(f) Open reverse repurchase agreements at September 30, 2008:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Par
Merrill Lynch & Co.	2.85%	9/10/08	10/14/08	$9,402,606	$9,387,000

The weighted average daily balance of reverse repurchase agreements outstanding during the six months ended September 30, 2008 was $9,387,000 at a weighted average interest rate of 2.85%.

9.30.08 | PIMCO High Income Fund Semi-Annual Report 25

PIMCO High Income Fund Notes to Financial Statements

September 30, 2008 (unaudited)

3. Investments in Securities (continued)

Details of underlying collateral for open reverse repurchase agreements at September 30, 2008, as reflected in the Schedule of Investments:

Counterparty	Description	Rate	Maturity Date	Par	Market Value
Merrill Lynch & Co.	Countrywide Financial Corp.	1.253%	4/15/37	$10,000,000	$9,850,000

4. Income Tax Information

The cost basis of portfolio securities of $2,307,493,779 is substantially the same for both federal income tax and financial reporting purposes. Aggregate gross unrealized appreciation for securities in which there is an excess value over tax cost is $5,974,431; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $423,768,465; net unrealized depreciation for federal income tax purposes is $417,794,034.

5. Auction-Rate Preferred Shares

The Fund has issued 7,200 shares of Preferred Shares Series M, 7,200 shares of Preferred Shares Series T, 7,200 shares of Preferred Shares Series W, 7,200 shares of Preferred Shares Series TH and 7,200 shares of Preferred Shares Series F, each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

Dividends and distributions of net realized long-term capital gains, if any, are accumulated daily at an annual rate (typically re-set every seven days) through auction procedures.

For the six months ended September 30, 2008, the annualized dividend rates ranged from:

	High	Low	At September 30, 2008
Series M	4.413%	2.912%	3.287%
Series T	4.023%	2.927%	4.023%
Series W	3.933%	2.927%	3.573%
Series TH	4.713%	2.957%	4.713%
Series F	4.473%	2.927%	4.278%

6. Subsequent Common Dividend Declaration

On October 1, 2008, a dividend of $0.121875 per share was declared to common shareholders payable November 3, 2008 to shareholders of record on October 11, 2008.

See Subsequent Event — Postponement of Payment and Declaration of Common Share Dividend

7. Legal Proceedings

In June and September 2004, the Investment Manager and certain of its affiliates (including PEA Capital LLC (“PEA”), Allianz Global Investors Distributors LLC and Allianz Global Investors of America L.P.), agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission and the New Jersey Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Investment Manager serves as investment adviser. The settlements related to an alleged “market timing”, arrangement in certain open-end funds formerly sub-advised by PEA. The Investment Manager and its affiliates agreed to pay a total of $68 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, and consented to cease and desist orders and censures. Subsequent to these events, PEA deregistered and dissolved. None of the settlements alleged that any inappropriate activity took place with respect to the Fund.

Since February 2004, the Investment Manager and certain of its affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the U. S. District Court of Maryland. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Investment Manager or its affiliates or related injunctions.

The Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Fund or on their ability to perform their respective investment advisory activities relating to the Fund.

The foregoing speaks only as of the date hereof.

26 PIMCO High Income Fund Semi-Annual Report | 9.30.08

PIMCO High Income Fund Financial Highlights

For a share of common stock outstanding throughout each period:

	Six Months ended					For the period April 30, 2003*
	September 30, 2008	Year ended March 31,				through
	(unaudited)	2008	2007	2006	2005	March 31, 2004
Net asset value, beginning of period	$11.28	$15.19	$15.02	$15.02	$15.45	$14.33 **
Investment Operations:
Net investment income	0.77	1.71	1.68	1.66	1.65	1.28
Net realized and change in unrealized gain (loss) on investments, futures contracts, options written, swaps, unfunded loan commitments, foreign currency transactions and contingent loss on contractual counterparty agreements	(2.74)	(2.64)	0.67	0.13	0.03	1.23
Total from investment operations	(1.97)	(0.93)	2.35	1.79	1.68	2.51
Dividends and Distributions on Preferred Shares from:
Net investment income	(0.12)	(0.36)	(0.36)	(0.29)	(0.14)	(0.07)
Net realized gains	–	(0.04)	(0.03)	(0.00) (a)	(0.01)	–
Total dividends and distributions on preferred shares	(0.12)	(0.40)	(0.39)	(0.29)	(0.15)	(0.07)
Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	(2.09)	(1.33)	1.96	1.50	1.53	2.44
Dividends and Distributions to Common Shareholders from:
Net investment income	(0.73)	(1.46)	(1.46)	(1.46)	(1.51)	(1.22)
Net realized gains	–	(1.12)	(0.33)	(0.04)	(0.45)	–
Total dividends and distributions to common shareholders	(0.73)	(2.58)	(1.79)	(1.50)	(1.96)	(1.22)
Capital Share Transactions:
Common stock offering costs charged to paid in capital in excess of par	–	–	–	–	–	(0.01)
Preferred shares offering costs/ underwriting discounts charged to paid-in capital in excess of par	–	–	–	–	–	(0.09)
Total capital share transactions	–	–	–	–	–	(0.10)
Net asset value, end of period	$8.46	$11.28	$15.19	$15.02	$15.02	$15.45
Market price, end of period	$8.54	$11.72	$15.96	$15.07	$14.08	$14.78
Total Investment Return (1)	(22.13)%	(10.55)%	19.29%	18.35%	8.81%	7.08%
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000)	$995,061	$1,319,726	$1,756,273	$1,720,103	$1,716,259	$1,765,102
Ratio of expenses to average net assets including interest expense (2)(3)	1.47% (4)	1.53%	1.55%	1.28%	1.26%	1.18% (4)
Ratio of expenses to average net assets excluding interest expense (2)(3)	1.47% (4)	1.32%	1.28%	1.27%	1.26%	1.18% (4)
Ratio of net investment income to average net assets (2)	14.18% (4)	12.49%	11.29%	11.02%	10.68%	9.34% (4)
Preferred shares asset coverage per share	$27,639	$61,644	$73,758	$72,762	$72,662	$74,024
Portfolio turnover	147%	99%	53%	65%	40%	73%

*	Commencement of operations.
**	Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.
(a)	Less then $0.005 per common share.
(1)

Total investment return is calculated assuming a purchase of common stock at the current market price on the first day of each period and a sale at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(o) in Notes to Financial Statements).
(4)	Annualized.

See accompanying Notes to Financial Statements. | 9.30.08 | PIMCO High Income Fund Semi-Annual Report 27

PIMCO High Income Fund Matters Relating to the Trustees’ Consideration of the Investment Management and Portfolio Management Agreements (unaudited)

The Investment Company Act of 1940 requires that both the full Board of Trustees (the “Trustees”) and a majority of the non-interested (“Independent”) Trustees, voting separately, approve the Fund’s Management Agreements (the “Advisory Agreements”) with the Investment Manager and Portfolio Management Agreement (the “Sub-Advisory Agreement”, and together with the Advisory Agreement, the “Agreements”) between the Investment Manager and the Sub-Adviser. The Trustees met on June 10-11, 2008 (the “contract review meeting”) for the specific purpose of considering whether to approve the Advisory Agreement and the Sub-Advisory Agreement. The Independent Trustees were assisted in their evaluation of the Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Fund management during the contract review meeting.

Based on their evaluation of factors that they deemed to be material, including those factors described below, the Board of Trustees, including a majority of the Independent Trustees, concluded that the continuation of the Fund’s Advisory Agreements and the Sub-Advisory Agreements should be approved for a one-year period commencing July 1, 2008.

In connection with their deliberations regarding the continuation of the Agreements, the Trustees, including the Independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment management, administrative and other services performed by the Investment Manager or the Sub-Adviser under the applicable Agreements.

In connection with their contract review meeting, the Trustees received and relied upon materials provided by the Investment Manager which included, among other items: (i) information provided by Lipper Inc. (“Lipper”) on the total return investment performance (based on net assets) of the Fund for various time periods and the investment performance of a group of funds with substantially similar investment classifications/objectives as the Fund identified by Lipper and the performance of applicable benchmark indices, (ii) information provided by Lipper on the Fund’s management fees and other expenses and the management fees and other expenses of comparable funds identified by Lipper, (iii) information regarding the investment performance and management fees of comparable portfolios of other clients of the Sub-Adviser, including institutional separate accounts and other clients, (iv) the profitability to the Investment Manager and the Sub-Adviser from their relationship with the Fund for the twelve months ended March 31, 2008, (v) descriptions of various functions performed by the Investment Manager and the Sub-Adviser for the Fund, such as portfolio management, compliance monitoring and portfolio trading practices, and (vi) information regarding the overall organization of the Investment Manager and the Sub-Adviser, including information regarding senior management, portfolio managers and other personnel providing investment management, administrative and other services to the Fund.

The Trustees’ conclusions as to the continuation of the Agreement were based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.

As part of their review, the Trustees examined the Investment Manager’s and the Sub-Adviser’s ability to provide high quality investment management and other services to the Fund. The Trustees considered the investment philosophy and research and decision-making processes of the Sub-Adviser; the experience of key advisory personnel of the Sub-Adviser responsible for portfolio management of the Fund; the ability of the Investment Manager and the Sub-Adviser to attract and retain capable personnel; the capability and integrity of the senior management and staff of the Investment Manager and the Sub-Adviser; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Investment Manager’s and the Sub-Adviser’s services with respect to regulatory compliance and compliance with the investment policies of the Fund; the nature and quality of certain administrative services the Investment Manager is responsible for providing to the Fund; and conditions that might affect the Investment Manager’s or the Sub-Adviser’s ability to provide high quality services to the Fund in the future under the Agreements, including each organization’s respective business reputation, financial condition and operational stability. Based on the foregoing, the Trustees concluded that the Sub-Adviser’s investment process, research capabilities and philosophy were well suited to the Fund given their investment objectives and policies, and that the Investment Manager and the Sub-Adviser would be able to continue to meet any reasonably foreseeable obligations under the Agreements.

Based on information provided by Lipper, the Trustees also reviewed the Fund’s total return investment performance as well as the performance of comparable funds identified by Lipper In the course of their deliberations, the Trustees took into account information provided by the Investment Manager in connection with the contract review meeting,

28 PIMCO High Income Fund Semi-Annual Report | 9.30.08

PIMCO High Income Fund Matters Relating to the Trustees’ Consideration of the Investment Management and Portfolio Management Agreements (unaudited) (continued)

as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.

In assessing the reasonableness of the Fund’s fees under the Agreements, the Trustees considered, among other information, each Fund’s management fee and the total expense ratio as a percentage of average net assets attributable to common shares and the management fee and total expense ratios of comparable funds identified by Lipper.

For the Fund, the Trustees specifically took note of how the Fund compared to its Lipper peers as to performance, management fee expenses and total expenses. The Trustees noted that the Investment Manager had provided a memorandum containing comparative information on the performance and expenses information of the Fund compared to the their Lipper peer categories. The Trustees noted that while the Fund is not charged a separate administration fee, it was not clear whether the peer funds in the Lipper categories were charged such a fee by their investment managers.

The Trustees noted that the Fund outperformed its peer group’s median and low returns but had underperformed its peer group’s high returns for the one-year and three-year periods ended March 31, 2008. The Trustees also noted that the Fund’s expense ratio was below the high for its peer group but was above the median and the low for its peer group.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that they were satisfied with the Investment Manager’s and the Sub-Adviser’s responses and efforts relating to investment performance and the comparative positioning of the Fund with respect to the management fee paid to the Investment Manager.

The Trustees also considered the management fees charged by the Sub-Advisers to other clients, including institutional separate accounts with investment strategies similar to those of the Fund. Regarding the institutional separate accounts, they noted that the management fees paid by the Fund are generally higher than the fees paid by these clients of the Sub-Adviser, but were advised that the administrative burden for the Investment Manager and the Sub-Advisers with respect to the Fund are also relatively higher, due in part to the more extensive regulatory regime to which the Fund are subject in comparison to institutional separate accounts. The Trustees noted that the management fees paid by the Fund were generally higher than the fees paid by the open-end funds offered for comparison but were advised that there are additional portfolio management challenges in managing the Fund, such as the use of leverage and meeting a regular dividend.

The Trustees also took into account that the Fund has preferred shares outstanding, which increases the amount of fees received by the Investment Manager and the Sub-Adviser under the Agreements (because the fees are calculated based on either the Fund’s net assets or total managed assets, including assets attributable to preferred shares and other forms of leverage outstanding but not deducting any liabilities connected to the leverage). In this regard, the Trustees took into account that the Investment Manager and the Sub-Adviser have a financial incentive for the Fund to continue to have preferred shares outstanding, which may create a conflict of interest between the Investment Manager and the Sub-Adviser, on one hand, and the Fund’s common shareholders, on the other. In this regard, the Trustees considered information provided by the Investment Manager and the Sub-Adviser indicating that the Fund’s use of leverage through preferred shares continues to be appropriate and in the interests of the respective Fund’s common shareholders.

Based on a profitability analysis provided by the Investment Manager, the Trustees also considered the profitability of the Investment Manager and the Sub-Adviser from their relationship with the Fund and determined that such profitability was not excessive.

The Trustees also took into account that, as a closed-end investment company, the Fund does not currently intend to raise additional assets, so the assets of the Fund will grow (if at all) only through the investment performance of the Fund. Therefore, the Trustees did not consider potential economies of scale as a principal factor in assessing the fee rates payable under the Agreements.

Additionally, the Trustees considered so-called “fall-out benefits” to the Investment Manager and the Sub-Adviser, such as reputational value derived from serving as Investment Manager and Sub-Adviser to the Fund.

After reviewing these and other factors described herein, the Trustees concluded with respect to the Fund, within the context of their overall conclusions regarding the Agreements, that the fees payable under the Agreements represent reasonable compensation in light of the nature and quality of the services being provided by the Investment Manager and Sub-Adviser to the Fund.

9.30.08 | PIMCO High Income Fund Semi-Annual Report 29

PIMCO High Income Fund

September 30, 2008 (unaudited)

Board of Trustees Information

In May 2008, the Fund’s Board of Trustees appointed Diana L. Taylor as a Trustee.

Mr. John J. Dalessandro served as a trustee of the Fund until his death on September 14, 2008.

Subsequent Event — Postponement of Payment and Declaration of Common Share Dividend

On November 3, 2008, the Fund announced that due to recent market conditions and requirements under the Fund’s By-laws and the Investment Company Act of 1940, as amended (the “1940 Act”) it has postponed the payment of the previously declared (October 1, 2008) dividend on the Fund’s common shares scheduled for payment on November 3, 2008 and the declaration of the next dividend on the Fund’s common shares, which would have been paid in December 2008

The declared dividend ($0.121875 per common share) payable on November 3, 2008 to shareholders of record on October 11, 2008, with an ex-dividend date of October 8, 2008, was not paid on November 3, 2008.

In accordance with the 1940 Act and the Fund’s By-laws, the Fund is not permitted to pay or declare common share dividends unless the Fund’s auction rate preferred shares (“ARPS”) have a minimum asset coverage of 200% (“200% Level”) after payment of the common share dividend or declaration of the common share dividend. Due to current market conditions, the value of the Fund’s portfolio securities has declined, which has caused the Fund’s asset coverage ratio to fall below the 200% Level.

As the Fund announced in a press release dated October 24, 2008, the Fund’s ability to earn sufficient income to pay the previously declared dividend or declare the December dividend was not impacted by this decline in the asset coverage ratio or market conditions. Therefore, if market conditions improve and the value of the Fund’s assets increases to a point where the Fund has adequate asset coverage, the Fund intends to pay the common share dividend previously declared and declare the dividend scheduled to be declared today. The Fund will make a subsequent public announcement as to the payment of the November common share dividend and the declaration of future dividends. In the event that the Fund’s asset coverage does not increase to at least the 200% Level on or before a cure date as specified in the By-laws, the Fund will redeem, within 35 days after such cure date, an amount of ARPS sufficient to bring the asset coverage back up to the 200% Level.

Subsequent Event — Partial Redemption of Auction Rate Preferred Shares (“ARPS”)

On November 19, 2008, the Fund announced that it will redeem, at par, a portion of its ARPS, beginning December 8, 2008 and concluding on December 12, 2008. In addition, on November 25, 2008 the Fund announced it will redeem at PAR, an additional portion of its ARPS beginning December 15, 2008 and concluding December 19, 2008.

The decision to redeem a portion of the Fund’s ARPS was made by the Fund’s Board of Trustees at the recommendation of the Fund’s Investment Manager and Sub-Adviser and is intended to increase asset coverage of the Fund’s ARPS above the 200% Level (subject to future market conditions), permitting the Fund to pay the previously declared common share dividend originally scheduled to be paid in November 2008 and to declare common share dividends for November and December 2008. An announcement regarding actual dividend payment and declarations dates will be made at a future date.

The Fund will redeem, in total, $438,000,000 of its outstanding ARPS ($87,600,000 for each of the five series of ARPS outstanding) at the full liquidation preference of $25,000 per share plus accumulated but unpaid dividends, up to each series respective dates of redemption.

Subsequent Event — Market Conditions

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the net asset value of many investment companies, including the Fund. The Fund’s exposure to the financial sector in general, as reflected in the Fund’s Schedule of Investments, subject investors to the potential for an unusually high degree of volatility in the Fund’s performance resulting from these and other events.

Proxy Voting Policies & Procedures:

A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities held during the twelve month period ended June 30 is available (i) without charge, upon request, by calling the Fund’s shareholder servicing agent at (800) 331-1710; (ii) on the Fund’s website at www.allianzinvestors.com/closedendfunds; and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

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34 PIMCO High Income Fund Semi-Annual Report | 9.30.08

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9.30.08 | PIMCO High Income Fund Semi-Annual Report 35

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36 PIMCO High Income Fund Semi-Annual Report | 9.30.08

Trustees and Principal Officers

Hans W. Kertess	Brian S. Shlissel
Trustee, Chairman of the Board of Trustees	President & Chief Executive Officer
Paul Belica	Lawrence G. Altadonna
Trustee	Treasurer, Principal Financial & Accounting Officer
Robert E. Connor	Thomas J. Fuccillo
Trustee	Vice President, Secretary & Chief Legal Officer
John C. Maney	Scott Whisten
Trustee	Assistant Treasurer
William B. Ogden, IV	Richard J. Cochran
Trustee	Assistant Treasurer
R. Peter Sullivan III	Youse E. Guia
Trustee	Chief Compliance Officer
Diana L. Taylor	William V. Healey
Trustee	Assistant Secretary
Richard H. Kirk
Assistant Secretary
Kathleen A. Chapman
Assistant Secretary
Lagan Srivastava
Assistant Secretary

Investment Manager

Allianz Global Investors Fund Management LLC

1345 Avenue of the Americas

New York, NY 10105

Sub-Adviser

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Custodian & Accounting Agent

State Street Bank & Trust Co.

801 Pennsylvania

Kansas City, MO 64105-1307

Transfer Agent, Dividend Paying Agent and Registrar

PNC Global Investment Servicing

P.O. Box 43027

Providence, RI 02940-3027

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

300 Madison Avenue

New York, NY 10017

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, MA 02110-2624

This report, including the financial information herein, is transmitted to the shareholders of PIMCO High Income Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

The financial information included herein is taken from the records of the Fund without examination by an independent registered accounting firm, who did not express an opinion thereon.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of its fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information on Form N-Q is also available on the Fund’s website at www.allianzinvestors.com/closedendfunds.

On December 26, 2007, the Fund submitted a CEO annual certification to the New York Stock Exchange (“NYSE”) on which the Fund’s principal executive officer certified that he was not aware, as of that date, of any violation by the Fund of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund’s principal executive and principal financial officer made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q relating to, among other things, the Fund’s disclosure controls and procedures and internal control over financial reporting, as applicable.

Information on the Fund is available at www.allianzinvestors.com/closedendfunds or by calling the Fund’s shareholder servicing agent at (800) 331-1710.

ITEM 2. CODE OF ETHICS

               Not required in this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

               Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

               Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

               Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.

               Not required in this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED END MANAGEMENT INVESTMENT COMPANIES

               Not required in this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES

               None

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The registrant’s President and Chief Executive Officer and Treasurer, Principal Financial and Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.3a-3(c))), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes over financial reporting (as defined in Rule 30a-3(d)) under the Act (17 CFR 270.3a-3(d))) that occurred during the second  fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s control over financial reporting.

ITEM 12. EXHIBITS

(a) (1) Exhibit 99 Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b) Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant ) PIMCO High Income Fund

By	/s/ Brian S. Shlissel
President and Chief Executive Officer

Date	December 5, 2008

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date	December 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President and Chief Executive Officer

Date	December 5, 2008

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date	December 5, 2008